INVESTMENTS	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about investment property [abstract]
INVESTMENTS

9. INVESTMENTS

Balance at December 31, 2022	$192,583
Change in fair value	96,960
Balance at June 30, 2023	$289,543

Fair value of investments is comprised of:

Public company shares	$157,143
Private company shares	132,400
Balance at June 30, 2023	$289,543

On March 10, 2021, the Company purchased 1,428,571 units of a publicly listed company for $500,000. Each unit is comprised of one common share and one warrant. The warrants have an exercise price of $0.50 each and convert to one common share, and expired on March 17, 2023. The fair values of these warrants were estimated using the Black-Scholes Option Pricing Model with the following assumptions:

As at	December 31, 2022
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	0.21 years
Expected dividend yield	0%

On October 27, 2021, the Company purchased 50,000 common shares of a private company for US$100,000. The Company considers if observable market data exists on a quarterly basis to value the investment. Since inception, the Company has not had any adjustments to the fair value of the investment based on observable market data.